Taxes - Provision by Taxing Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S. federal
Current	$ 331	$ (342)	$ 2,388
Deferred	(839)	1,377	77
Total	(508)	1,035	2,465
U.S. state and local
Current	(85)	127	55
Deferred	(82)	(292)	28
Total	(167)	(165)	83
Non-U.S.
Current	1,829	2,135	3,891
Deferred	(423)	(386)	(797)
Total	1,406	1,749	3,094
Total continuing operations provision for income taxes	731	2,619	5,642
Discontinued operations provision for/(benefit from) income taxes	(1)	2	(3)
Provision for social security, real estate, personal property and other taxes	3,304	3,322	3,434
Total taxes included in net income	$ 4,034	$ 5,943	$ 9,073